Distribution Date:	12/17/21	JPMBB Commercial Mortgage Securities Trust 2014-C25
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2014-C25

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	7
			1901 Harrison Street | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	15-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-18		Don Simon	(203) 660-6100
Principal Prepayment Detail	19		PO Box 4839 | Greenwich, CT 06831
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		CMBS Trustee	(302) 636-4140
Modified Loan Detail	25		1100 North Market Street | Wilmington, DE 19890
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46643PBA7	1.520700%	38,041,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643PBB5	2.949300%	109,506,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643PBC3	3.503300%	14,362,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A1	46643PBD1	3.408000%	190,000,000.00	170,048,683.61	0.00	482,938.26	0.00	0.00	482,938.26	170,048,683.61	36.10%	30.00%
A-4A2	46643PAA8	3.408000%	85,000,000.00	76,074,411.09	0.00	216,051.33	0.00	0.00	216,051.33	76,074,411.09	36.10%	30.00%
A-5	46643PBE9	3.672000%	307,915,000.00	307,915,000.00	0.00	942,219.90	0.00	0.00	942,219.90	307,915,000.00	36.10%	30.00%
A-SB	46643PBF6	3.407400%	84,188,000.00	50,286,203.63	1,466,183.34	142,787.68	0.00	0.00	1,608,971.02	48,820,020.29	36.10%	30.00%
A-S	46643PBJ8	4.065100%	90,303,000.00	90,303,000.00	0.00	305,908.94	0.00	0.00	305,908.94	90,303,000.00	26.53%	22.38%
B	46643PBK5	4.347200%	51,813,000.00	51,813,000.00	0.00	187,701.23	0.00	0.00	187,701.23	51,813,000.00	21.04%	18.00%
C	46643PBL3	4.440623%	42,931,000.00	42,931,000.00	0.00	158,867.01	0.00	0.00	158,867.01	42,931,000.00	16.49%	14.38%
D	46643PAN0	3.940623%	78,460,000.00	78,460,000.00	0.00	257,651.10	0.00	0.00	257,651.10	78,460,000.00	8.17%	7.75%
E	46643PAQ3	3.332000%	28,128,000.00	28,128,000.00	0.00	78,102.08	0.00	0.00	78,102.08	28,128,000.00	5.19%	5.37%
F	46643PAS9	3.332000%	11,843,000.00	11,843,000.00	0.00	32,884.06	0.00	0.00	32,884.06	11,843,000.00	3.94%	4.37%
NR*	46643PAU4	3.332000%	51,812,811.74	37,064,408.98	0.00	12,288.25	0.00	(84,368.52)	12,288.25	37,148,777.50	0.00%	0.00%
BNB	46643PAW0	7.508800%	10,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46643PAY6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46643PBN9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,194,302,813.74	944,866,707.31	1,466,183.34	2,817,399.84	0.00	(84,368.52)	4,283,583.18	943,484,892.49

Notional Certificates
X-A	46643PBG4	0.830216%	919,315,000.00	694,627,298.33	0.00	480,575.82	0.00	0.00	480,575.82	693,161,114.99
X-B	46643PBH2	0.093423%	51,813,000.00	51,813,000.00	0.00	4,033.79	0.00	0.00	4,033.79	51,813,000.00
X-C	46643PAC4	0.000000%	42,931,000.00	42,931,000.00	0.00	0.00	0.00	0.00	0.00	42,931,000.00
X-D	46643PAE0	0.500000%	78,460,000.00	78,460,000.00	0.00	32,691.67	0.00	0.00	32,691.67	78,460,000.00
X-E	46643PAG5	1.108623%	28,128,000.00	28,128,000.00	0.00	25,986.13	0.00	0.00	25,986.13	28,128,000.00
										Certificate Distribution Detail continued to next page

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-F	46643PAJ9	1.108623%	11,843,000.00	11,843,000.00	0.00	10,941.19	0.00	0.00	10,941.19	11,843,000.00
X-NR	46643PAL4	1.108623%	51,812,811.74	37,064,408.98	0.00	34,242.06	0.00	0.00	34,242.06	37,148,777.50
Notional SubTotal			1,184,302,811.74	944,866,707.31	0.00	588,470.66	0.00	0.00	588,470.66	943,484,892.49

Deal Distribution Total					1,466,183.34	3,405,870.50	0.00	(84,368.52)	4,872,053.84

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643PBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643PBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643PBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A1	46643PBD1	894.99307163	0.00000000	2.54178032	0.00000000	0.00000000	0.00000000	0.00000000	2.54178032	894.99307163
A-4A2	46643PAA8	894.99307165	0.00000000	2.54178035	0.00000000	0.00000000	0.00000000	0.00000000	2.54178035	894.99307165
A-5	46643PBE9	1,000.00000000	0.00000000	3.06000000	0.00000000	0.00000000	0.00000000	0.00000000	3.06000000	1,000.00000000
A-SB	46643PBF6	597.30844812	17.41558583	1.69605740	0.00000000	0.00000000	0.00000000	0.00000000	19.11164323	579.89286228
A-S	46643PBJ8	1,000.00000000	0.00000000	3.38758336	0.00000000	0.00000000	0.00000000	0.00000000	3.38758336	1,000.00000000
B	46643PBK5	1,000.00000000	0.00000000	3.62266671	0.00000000	0.00000000	0.00000000	0.00000000	3.62266671	1,000.00000000
C	46643PBL3	1,000.00000000	0.00000000	3.70051967	0.00000000	0.00000000	0.00000000	0.00000000	3.70051967	1,000.00000000
D	46643PAN0	1,000.00000000	0.00000000	3.28385292	0.00000000	0.00000000	0.00000000	0.00000000	3.28385292	1,000.00000000
E	46643PAQ3	1,000.00000000	0.00000000	2.77666667	0.00000000	0.00000000	0.00000000	0.00000000	2.77666667	1,000.00000000
F	46643PAS9	1,000.00000000	0.00000000	2.77666639	0.00000000	0.00000000	0.00000000	0.00000000	2.77666639	1,000.00000000
NR	46643PAU4	715.35220219	0.00000000	0.23716624	1.74912839	47.36730333	0.00000000	(1.62833317)	0.23716624	716.98053536
BNB	46643PAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46643PAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46643PBN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643PBG4	755.59225981	0.00000000	0.52275425	0.00000000	0.00000000	0.00000000	0.00000000	0.52275425	753.99739479
X-B	46643PBH2	1,000.00000000	0.00000000	0.07785286	0.00000000	0.00000000	0.00000000	0.00000000	0.07785286	1,000.00000000
X-C	46643PAC4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46643PAE0	1,000.00000000	0.00000000	0.41666671	0.00000000	0.00000000	0.00000000	0.00000000	0.41666671	1,000.00000000
X-E	46643PAG5	1,000.00000000	0.00000000	0.92385274	0.00000000	0.00000000	0.00000000	0.00000000	0.92385274	1,000.00000000
X-F	46643PAJ9	1,000.00000000	0.00000000	0.92385291	0.00000000	0.00000000	0.00000000	0.00000000	0.92385291	1,000.00000000
X-NR	46643PAL4	715.35220219	0.00000000	0.66088017	0.00000000	0.00000000	0.00000000	0.00000000	0.66088017	716.98053536

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A1	11/01/21 - 11/30/21	30	0.00	482,938.26	0.00	482,938.26	0.00	0.00	0.00	482,938.26	0.00
A-4A2	11/01/21 - 11/30/21	30	0.00	216,051.33	0.00	216,051.33	0.00	0.00	0.00	216,051.33	0.00
A-5	11/01/21 - 11/30/21	30	0.00	942,219.90	0.00	942,219.90	0.00	0.00	0.00	942,219.90	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	142,787.68	0.00	142,787.68	0.00	0.00	0.00	142,787.68	0.00
X-A	11/01/21 - 11/30/21	30	0.00	480,575.82	0.00	480,575.82	0.00	0.00	0.00	480,575.82	0.00
X-B	11/01/21 - 11/30/21	30	0.00	4,033.79	0.00	4,033.79	0.00	0.00	0.00	4,033.79	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	11/01/21 - 11/30/21	30	0.00	32,691.67	0.00	32,691.67	0.00	0.00	0.00	32,691.67	0.00
X-E	11/01/21 - 11/30/21	30	0.00	25,986.13	0.00	25,986.13	0.00	0.00	0.00	25,986.13	0.00
X-F	11/01/21 - 11/30/21	30	0.00	10,941.19	0.00	10,941.19	0.00	0.00	0.00	10,941.19	0.00
X-NR	11/01/21 - 11/30/21	30	0.00	34,242.06	0.00	34,242.06	0.00	0.00	0.00	34,242.06	0.00
A-S	11/01/21 - 11/30/21	30	0.00	305,908.94	0.00	305,908.94	0.00	0.00	0.00	305,908.94	0.00
B	11/01/21 - 11/30/21	30	0.00	187,701.23	0.00	187,701.23	0.00	0.00	0.00	187,701.23	0.00
C	11/01/21 - 11/30/21	30	0.00	158,867.01	0.00	158,867.01	0.00	0.00	0.00	158,867.01	0.00
D	11/01/21 - 11/30/21	30	0.00	257,651.10	0.00	257,651.10	0.00	0.00	0.00	257,651.10	0.00
E	11/01/21 - 11/30/21	30	0.00	78,102.08	0.00	78,102.08	0.00	0.00	0.00	78,102.08	0.00
F	11/01/21 - 11/30/21	30	0.00	32,884.06	0.00	32,884.06	0.00	0.00	0.00	32,884.06	0.00
NR	11/01/21 - 11/30/21	30	2,363,605.91	102,915.51	0.00	102,915.51	90,627.26	0.00	0.00	12,288.25	2,454,233.17
BNB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,363,605.91	3,496,497.76	0.00	3,496,497.76	90,627.26	0.00	0.00	3,405,870.50	2,454,233.17

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643PBJ8	4.065100%	90,303,000.00	90,303,000.00	0.00	305,908.94	0.00	0.00	305,908.94	90,303,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643PBK5	4.347200%	51,813,000.00	51,813,000.00	0.00	187,701.23	0.00	0.00	187,701.23	51,813,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643PBL3	4.440623%	42,931,000.00	42,931,000.00	0.00	158,867.01	0.00	0.00	158,867.01	42,931,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			185,047,000.03	185,047,000.00	0.00	652,477.18	0.00	0.00	652,477.18	185,047,000.00

Exchangeable Certificate Details
EC	46643PBM1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	4,872,053.84
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,511,177.11	Master Servicing Fee	9,797.54
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,782.08
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	393.69
ARD Interest	0.00	Senior Trust Advisor Fee	1,496.04
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	14,679.35
Total Interest Collected	3,511,177.11

Principal		Expenses/Reimbursements
Scheduled Principal	1,381,814.85	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	62,493.72
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	24,446.26
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	84,368.52	Special Servicing Fees (Work Out)	3,687.28
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,466,183.37	Total Expenses/Reimbursements	90,627.26

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,405,870.50
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,466,183.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,872,053.84
Total Funds Collected	4,977,360.48	Total Funds Distributed	4,977,360.45

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	944,866,707.31	944,866,707.31	Beginning Certificate Balance	944,866,707.31
(-) Scheduled Principal Collections	1,381,814.85	1,381,814.85	(-) Principal Distributions	1,466,183.34
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(84,368.52)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(84,368.52)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(84,368.52)	(84,368.52)	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.03)	(0.03)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	943,484,892.49	943,484,892.49	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	946,366,143.77	946,366,143.77	Ending Certificate Balance	943,484,892.49
Ending Actual Collateral Balance	945,191,762.93	945,191,762.93

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.44%
			UC / (OC) Interest	0.00

(1)Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.

(2)Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.

**A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	109,692,072.44	11.63%	33	4.5450	NAP	Defeased	8	109,692,072.44	11.63%	33	4.5450	NAP
	9,999,999 or less	24	157,224,889.80	16.66%	34	4.6544	1.936902	1.35 or less	14	212,474,786.50	22.52%	34	4.5101	0.748335
10,000,000 to 19,999,999		11	155,898,479.69	16.52%	35	4.5557	1.601510	1.36 to 1.45	2	123,696,651.20	13.11%	34	4.4732	1.423983
20,000,000 to 24,999,999		2	43,305,272.54	4.59%	35	4.5452	1.256176	1.46 to 1.55	6	68,053,691.06	7.21%	37	4.5748	1.486304
25,000,000 to 49,999,999		8	257,706,775.04	27.31%	34	4.2703	2.209021	1.56 to 1.65	1	4,215,249.55	0.45%	32	4.5600	1.610000
	50,000,000 or greater	3	219,657,402.98	23.28%	34	4.4124	1.487128	1.66 to 1.80	5	82,207,207.61	8.71%	34	4.7238	1.718098
	Totals	56	943,484,892.49	100.00%	34	4.4591	1.784809	1.81 to 2.00	8	114,003,538.94	12.08%	34	4.5188	1.854785
								2.01 or greater	12	229,141,695.19	24.29%	34	4.2022	3.093143
								Totals	56	943,484,892.49	100.00%	34	4.4591	1.784809
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	21	109,692,072.44	11.63%	33	4.5450	NAP
							Defeased	21	109,692,072.44	11.63%	33	4.5450	NAP
Arkansas	1	8,676,202.74	0.92%	34	4.7000	0.810000
							Industrial	26	27,882,376.22	2.96%	34	4.5821	1.541070
California	4	60,315,316.47	6.39%	35	4.4980	1.928561
							Lodging	9	94,519,777.15	10.02%	34	4.6803	0.578997
Colorado	5	52,268,355.19	5.54%	37	4.6045	2.883521
							Mixed Use	2	31,201,995.28	3.31%	33	4.0262	2.286640
Delaware	1	13,492,243.48	1.43%	33	4.4300	1.750000
							Multi-Family	19	25,639,691.51	2.72%	34	4.6001	1.763045
Florida	4	29,181,759.82	3.09%	34	4.6062	1.963330
							Office	25	356,038,310.27	37.74%	34	4.4939	1.907753
Georgia	1	35,691,467.24	3.78%	34	4.3440	2.930000
							Retail	43	273,884,213.53	29.03%	34	4.3214	1.991787
Illinois	19	63,113,835.58	6.69%	35	4.4223	1.333100
							Self Storage	3	24,626,456.09	2.61%	35	4.5184	2.661377
Kentucky	3	12,340,831.36	1.31%	33	4.9121	1.313685
							Totals	148	943,484,892.49	100.00%	34	4.4591	1.784809
Louisiana	1	7,391,912.05	0.78%	34	4.3900	0.830000

Michigan	2	30,032,900.53	3.18%	35	4.8638	1.728305

Mississippi	1	62,067,770.48	6.58%	33	4.2900	1.260000

Missouri	1	105,089,632.50	11.14%	34	4.4685	1.430000

Montana	1	18,607,018.70	1.97%	35	4.5000	1.390000

New York	2	32,530,767.82	3.45%	33	4.0565	2.179338

North Carolina	16	30,366,792.44	3.22%	33	4.7100	1.372811

Ohio	1	4,215,249.55	0.45%	32	4.5600	1.610000

Oklahoma	1	6,201,995.28	0.66%	35	4.4100	1.870000

Pennsylvania	2	15,250,179.50	1.62%	34	4.7322	0.950630

Rhode Island	1	12,891,612.35	1.37%	35	4.5600	1.240000

Texas	7	194,902,720.71	20.66%	34	4.2533	2.077789

Virginia	53	39,164,256.26	4.15%	33	4.7813	1.681055

Totals	148	943,484,892.49	100.00%	34	4.4591	1.784809

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	109,692,072.44	11.63%	33	4.5450	NAP	Defeased	8	109,692,072.44	11.63%	33	4.5450	NAP
	4.40000% or less	8	238,726,137.03	25.30%	34	4.1163	2.411242	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	20	408,631,539.94	43.31%	34	4.4892	1.630013	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	13	131,452,989.08	13.93%	35	4.7029	1.276060	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	3	40,813,804.60	4.33%	35	4.8662	1.732613	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	4	14,168,349.40	1.50%	34	5.2682	1.720857	49 months or greater	48	833,792,820.05	88.37%	34	4.4478	1.804452
	Totals	56	943,484,892.49	100.00%	34	4.4591	1.784809	Totals	56	943,484,892.49	100.00%	34	4.4591	1.784809
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	109,692,072.44	11.63%	33	4.5450	NAP	Defeased	8	109,692,072.44	11.63%	33	4.5450	NAP
	60 months or less	48	833,792,820.05	88.37%	34	4.4478	1.804452	Interest Only	28	660,155,547.92	69.97%	34	4.3867	1.812965
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	239 months or less	8	48,931,796.70	5.19%	34	4.7887	3.170023
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months to 299 months	12	124,705,475.43	13.22%	34	4.6377	1.223565
	Totals	56	943,484,892.49	100.00%	34	4.4591	1.784809	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	943,484,892.49	100.00%	34	4.4591	1.784809
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	109,692,072.44	11.63%	33	4.5450	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	36,500,000.00	3.87%	34	3.8327	3.340000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	46	793,077,570.50	84.06%	34	4.4755	1.734815	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	4,215,249.55	0.45%	32	4.5600	1.610000
	Totals	56	943,484,892.49	100.00%	34	4.4591	1.784809
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	302850001	OF	Creve Coeur	MO	Actual/360	4.468%	391,914.30	157,577.23	0.00	N/A	10/01/24	--	105,247,209.70	105,089,632.50	12/01/21
3	302591166	RT	Grapevine	TX	Actual/360	3.833%	116,577.96	0.00	0.00	N/A	10/01/24	--	36,500,000.00	36,500,000.00	12/01/21
3A	302591167	RT	Grapevine	TX	Actual/360	3.833%	116,577.96	0.00	0.00	N/A	10/01/24	--	36,500,000.00	36,500,000.00	12/01/21
4	883100306	RT	Tupelo	MS	Actual/360	4.290%	222,281.56	108,889.01	0.00	N/A	09/06/24	--	62,176,659.49	62,067,770.48	11/06/21
5	28000543	OF	Houston	TX	Actual/360	4.445%	194,468.75	0.00	0.00	10/06/24	10/06/27	--	52,500,000.00	52,500,000.00	12/06/21
6	302680010	LO	Houston	TX	Actual/360	4.486%	156,793.41	70,840.80	0.00	N/A	10/01/24	--	41,942,061.46	41,871,220.66	04/01/20
7	28000532	OF	Atlanta	GA	Actual/360	4.344%	129,400.98	54,658.66	0.00	N/A	10/06/24	--	35,746,125.90	35,691,467.24	12/06/21
8	302850008	MF	Various	FL	Actual/360	4.651%	107,847.80	45,563.50	0.00	N/A	11/01/24	--	27,828,555.01	27,782,991.51	12/01/21
9	28000536	Various Various		Various	Actual/360	4.787%	115,549.61	57,330.74	0.00	N/A	09/06/24	--	28,965,852.79	28,908,522.05	12/06/21
10	302850010	OF	Rosemont	IL	Actual/360	4.220%	93,726.23	49,701.96	0.00	11/01/24	12/01/25	--	26,652,009.65	26,602,307.69	12/01/21
11	695100394	OF	Southfield	MI	Actual/360	4.840%	107,603.32	45,251.58	0.00	N/A	11/06/24	--	26,678,508.98	26,633,257.40	12/06/21
12	883100299	MF	New York	NY	Actual/360	4.280%	97,637.50	0.00	0.00	N/A	09/06/24	--	27,375,000.00	27,375,000.00	12/06/21
13	883100295	MU	Staten Island	NY	Actual/360	3.931%	81,895.83	0.00	0.00	N/A	09/06/24	--	25,000,000.00	25,000,000.00	07/06/21
14	28000551	RT	Chatsworth	CA	Actual/360	4.530%	85,925.57	33,564.74	0.00	N/A	11/06/24	--	22,761,740.97	22,728,176.23	12/06/21
15	695100345	MF	Plano	TX	Actual/360	4.457%	57,600.70	26,589.60	0.00	N/A	08/06/24	--	15,508,377.53	15,481,787.93	12/06/21
16	695100344	MF	Frisco	TX	Actual/360	4.457%	18,625.38	8,597.83	0.00	N/A	08/06/24	--	5,014,684.98	5,006,087.15	12/06/21
18	28000528	Various Greensboro		NC	Actual/360	4.671%	76,084.72	34,401.84	0.00	N/A	09/06/24	--	19,546,492.33	19,512,090.49	12/06/21
19	28000530	OF	Greenwood Village	CO	Actual/360	4.562%	78,342.71	30,367.35	0.00	N/A	10/06/24	--	20,607,463.66	20,577,096.31	12/06/21
20	302850020	IN	Billings	MT	Actual/360	4.500%	69,918.84	38,005.13	0.00	11/05/24	11/05/44	--	18,645,023.83	18,607,018.70	12/05/21
22	695100390	OF	Austin	TX	Actual/360	4.526%	73,875.85	29,041.00	0.00	N/A	10/06/24	--	19,587,056.09	19,558,015.09	12/06/21
23	302850023	RT	Vallejo	CA	Actual/360	4.440%	58,107.29	32,455.48	0.00	N/A	10/01/24	--	15,704,671.77	15,672,216.29	12/01/21
24	302850024	OF	Providence	RI	Actual/360	4.560%	49,075.04	22,871.14	0.00	N/A	11/01/24	--	12,914,483.49	12,891,612.35	12/01/21
25	883100302	RT	Middletown	DE	Actual/360	4.430%	49,884.44	20,470.40	0.00	N/A	09/06/24	--	13,512,713.88	13,492,243.48	12/06/21
26	28000546	SS	Carson	CA	Actual/360	4.500%	48,053.57	21,488.99	0.00	N/A	11/06/24	--	12,814,285.85	12,792,796.86	12/06/21
27	28000529	RT	Westminster	CO	Actual/360	4.610%	48,166.71	22,147.47	0.00	N/A	10/06/25	--	12,537,972.82	12,515,825.35	12/06/21
29	883100313	OF	Various	TN	Actual/360	4.800%	44,340.61	21,767.22	0.00	N/A	07/06/24	--	11,085,153.60	11,063,386.38	12/06/21
30	302850030	MF	East Orange	NJ	Actual/360	4.450%	36,273.49	24,172.76	0.00	N/A	11/01/24	08/01/24	9,781,616.37	9,757,443.61	12/01/21
31	883100304	LO	Charlotte	NC	Actual/360	4.780%	42,034.13	20,780.73	0.00	N/A	10/06/24	--	10,552,500.80	10,531,720.07	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	883100316	OF	Greenwood Village	CO	Actual/360	4.600%	36,541.24	28,033.99	0.00	N/A	11/06/24	--	9,532,498.38	9,504,464.39	12/06/21
33	302850033	OF	Schaumburg	IL	Actual/360	4.610%	37,352.90	19,616.98	0.00	N/A	10/05/24	--	9,723,097.06	9,703,480.08	12/05/21
34	883100311	LO	Warminster	PA	Actual/360	4.737%	39,820.40	17,474.64	0.00	N/A	10/06/24	--	10,087,497.36	10,070,022.72	12/06/21
35	302850035	MF	Lady Lake	FL	Actual/360	4.425%	37,872.13	15,490.74	0.00	N/A	10/01/24	--	10,270,409.03	10,254,918.29	12/01/21
36	302850036	LO	North Little Rock	AR	Actual/360	4.700%	34,081.59	25,479.16	0.00	N/A	10/05/24	--	8,701,681.90	8,676,202.74	12/05/21
37	883100321	RT	Jacksonville	FL	Actual/360	4.300%	32,219.65	18,851.08	0.00	N/A	11/06/24	--	8,991,530.65	8,972,679.57	12/06/21
38	883100315	RT	Decatur	IL	Actual/360	4.580%	34,968.78	16,176.20	0.00	N/A	11/06/24	--	9,162,124.74	9,145,948.54	10/06/20
39	695100391	MF	Various	IL	Actual/360	4.490%	36,232.24	14,376.89	0.00	N/A	11/06/24	--	9,683,448.26	9,669,071.37	12/06/21
40	28000544	LO	Various	TX	Actual/360	4.950%	33,008.08	28,474.52	0.00	N/A	10/06/24	--	8,001,959.48	7,973,484.96	12/06/21
41	28000531	SS	San Diego	CA	Actual/360	4.515%	34,379.81	15,362.73	0.00	N/A	10/06/24	--	9,137,489.82	9,122,127.09	12/06/21
42	28000527	MU	Baltimore	MD	Actual/360	4.900%	35,215.40	16,795.82	0.00	N/A	09/06/24	--	8,624,180.75	8,607,384.93	12/06/21
43	695100389	RT	Rockford	IL	Actual/360	4.605%	30,727.56	14,154.97	0.00	10/06/24	10/06/27	--	8,007,182.87	7,993,027.90	12/06/21
44	302850044	OF	Baton Rouge	LA	Actual/360	4.390%	27,098.48	15,416.00	0.00	N/A	10/05/24	--	7,407,328.05	7,391,912.05	12/05/21
45	28000534	OF	Denver	CO	Actual/360	4.580%	27,562.44	14,632.17	0.00	N/A	10/06/24	--	7,221,601.31	7,206,969.14	12/06/21
46	695100387	RT	New York	NY	Actual/360	4.473%	28,113.00	11,283.42	0.00	N/A	10/06/24	--	7,542,051.24	7,530,767.82	12/06/21
47	28000541	RT	Glen Allen	VA	Actual/360	4.871%	25,245.47	12,311.08	0.00	N/A	10/06/24	--	6,219,373.32	6,207,062.24	12/06/21
50	695100393	MU	Tulsa	OK	Actual/360	4.410%	22,833.71	11,258.21	0.00	N/A	11/06/24	--	6,213,253.49	6,201,995.28	12/06/21
51	302850051	LO	Franklin	KY	Actual/360	4.740%	21,563.01	16,026.78	0.00	N/A	09/05/24	--	5,458,990.82	5,442,964.04	12/05/21
52	28000542	LO	Daytona Beach	FL	Actual/360	4.700%	21,136.89	14,599.56	0.00	N/A	10/06/24	--	5,396,653.51	5,382,053.95	12/06/21
53	695100386	RT	Johnstown	PA	Actual/360	4.723%	20,421.45	8,439.72	0.00	N/A	10/06/24	--	5,188,596.50	5,180,156.78	12/06/21
55	28000538	LO	Jupiter	FL	Actual/360	5.503%	21,023.31	12,294.51	0.00	N/A	10/06/24	--	4,584,402.52	4,572,108.01	12/06/21
56	28000547	MU	St Augustine	FL	Actual/360	4.800%	18,508.11	9,036.82	0.00	N/A	09/06/24	--	4,627,027.75	4,617,990.93	12/06/21
57	883100274	OF	Westerville	OH	Actual/360	4.560%	16,066.34	12,734.70	0.00	N/A	08/06/24	--	4,227,984.25	4,215,249.55	10/06/21
58	695100388	Various Various		VA	Actual/360	4.617%	16,853.91	8,829.13	0.00	N/A	10/06/24	--	4,380,482.98	4,371,653.85	12/06/21
60	883100296	RT	Owensboro	KY	Actual/360	4.700%	12,455.63	14,892.95	0.00	N/A	09/06/24	--	3,180,162.01	3,165,269.06	12/06/21
61	28000537	MF	Bowling Green	KY	Actual/360	5.343%	16,649.61	6,785.46	0.00	N/A	10/06/24	--	3,739,383.72	3,732,598.26	12/06/21
62	28000539	RT	Rochester Hills	MI	Actual/360	5.050%	14,333.98	6,451.46	0.00	N/A	10/06/24	--	3,406,094.59	3,399,643.13	12/06/21
64	28000540	RT	Bennett	CO	Actual/360	5.020%	10,307.73	0.00	0.00	10/06/24	10/06/44	--	2,464,000.00	2,464,000.00	12/06/21
Totals							3,511,177.11	1,381,814.85	0.00				944,866,707.31	943,484,892.49
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,238,746.69	8,197,084.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	37,702,420.28	29,543,187.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,861,763.00	4,202,906.25	01/01/21	09/30/21	--	0.00	0.00	330,911.50	330,911.50	0.00	0.00
5	4,588,133.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	307,627.73	0.00	--	--	07/12/21	13,404,900.17	815,757.37	177,270.50	3,733,325.77	0.00	0.00
7	5,397,491.55	5,212,114.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	17,042,120.00	17,448,725.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,040,724.27	1,937,414.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,099,633.04	2,887,853.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	1,397,165.50	01/01/21	06/30/21	--	0.00	0.00	81,712.50	417,137.47	14,311.09	0.00
14	2,088,107.24	1,618,494.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	2,856,085.99	2,362,779.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,617,049.72	777,501.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,239,167.05	1,373,175.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,198,373.90	1,782,093.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,510,220.66	1,323,446.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,051,395.44	913,093.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	11,331.38	0.00
25	1,576,405.37	1,188,981.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,509,892.07	1,320,610.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,445,352.63	1,048,120.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	(293,381.59)	(29,972.44)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	8,542,239.67	6,066,046.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	657,939.96	(134,989.80)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	91,766.82	458,962.32	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,094,110.44	899,907.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	325,101.00	742,331.33	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,528,090.65	1,111,464.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	570,460.00	121,430.88	01/01/21	03/31/21	12/13/21	3,262,319.40	102,281.63	38,640.20	613,200.13	221,655.95	0.00
39	1,229,583.24	877,128.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	976,577.39	1,515,043.65	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,212,432.81	647,571.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	802,827.20	799,777.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	268,456.00	260,224.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	874,633.43	565,031.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	622,753.21	528,510.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	348,564.82	01/01/21	06/30/21	--	0.00	33,555.24	0.00	0.00	0.00	0.00
50	868,662.44	627,293.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	274,654.94	672,755.34	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	517,504.00	503,898.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	606,621.95	491,402.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	663,485.12	933,917.99	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	585,372.00	444,722.00	01/01/19	09/30/19	--	0.00	0.00	28,770.03	57,566.20	0.00	0.00
58	602,449.00	493,958.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	328,232.20	355,960.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	491,471.73	297,409.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	450,124.80	198,488.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	244,547.55	122,273.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	133,507,426.05	104,453,861.08				16,667,219.57	951,594.24	657,304.74	5,152,141.07	247,298.42	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	1	4,215,249.55	0	0.00	3	76,017,169.20	0	0.00	1	9,145,948.54	0	0.00	0	0.00	0	0.00	4.459123%	4.414657%	34
11/18/21	1	4,227,984.25	0	0.00	3	76,104,186.20	0	0.00	1	9,162,124.74	0	0.00	0	0.00	0	0.00	4.459267%	4.414797%	35
10/18/21	0	0.00	1	25,000,000.00	2	51,184,499.68	0	0.00	1	9,177,076.35	0	0.00	0	0.00	0	0.00	4.459400%	4.414927%	36
09/17/21	0	0.00	1	25,000,000.00	2	51,270,891.06	0	0.00	1	9,193,134.20	0	0.00	0	0.00	0	0.00	4.459541%	4.415065%	37
08/17/21	1	25,000,000.00	0	0.00	3	56,789,266.45	1	0.00	2	9,207,963.99	0	0.00	0	0.00	2	1,196,822.92	4.459673%	4.415193%	38
07/16/21	0	0.00	0	0.00	5	63,919,596.99	1	4,361,798.75	2	11,898,236.11	0	0.00	0	0.00	0	0.00	4.465040%	4.402387%	39
06/17/21	0	0.00	0	0.00	5	64,024,325.38	1	4,361,798.75	2	11,919,049.76	0	0.00	0	0.00	0	0.00	4.465173%	4.402514%	40
05/17/21	1	62,792,456.19	0	0.00	5	64,121,143.23	1	4,361,798.75	1	2,684,966.23	0	0.00	0	0.00	0	0.00	4.465296%	4.402631%	41
04/16/21	2	87,898,763.68	0	0.00	5	64,225,109.51	1	4,361,798.75	1	2,689,856.22	0	0.00	0	0.00	0	0.00	4.465428%	4.402756%	42
03/17/21	0	0.00	1	62,997,212.05	6	89,321,142.94	1	4,361,798.75	1	2,694,351.93	0	0.00	0	0.00	0	0.00	4.465549%	4.402871%	43
02/18/21	0	0.00	0	0.00	7	152,557,241.92	1	4,361,798.75	1	2,699,952.25	0	0.00	0	0.00	1	12,244,087.64	4.465696%	4.403011%	44
01/15/21	0	0.00	2	34,315,985.10	5	118,434,095.18	1	4,361,798.75	1	2,704,404.53	0	0.00	0	0.00	0	0.00	4.466483%	4.420608%	45
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	883100306	11/06/21	0	B	330,911.50	330,911.50	0.00	62,176,659.49
6	302680010	04/01/20	19	6	177,270.50	3,733,325.77	1,402,570.07	43,193,040.30	05/18/20	13	08/31/21
13	883100295	07/06/21	4	6	81,712.50	417,137.47	15,135.09	25,000,000.00	06/02/20	9
38	883100315	10/06/20	13	6	38,640.20	613,200.13	244,322.13	9,360,037.47	05/21/20	7			06/02/21
57	883100274	10/06/21	1	1	28,770.03	57,566.20	0.00	4,240,135.68
Totals					657,304.74	5,152,141.07	1,662,027.29	143,969,872.94
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		822,802,713	742,570,294	71,086,470		9,145,949
37 - 48 Months		39,118,133	39,118,133		0	0
49 - 60 Months		0	0		0	0
> 60 Months		81,564,047	81,564,047		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	943,484,892	863,252,474	4,215,250	0	66,871,221	9,145,949
Nov-21	944,866,707	864,534,537	4,227,984	0	66,942,061	9,162,125
Oct-21	946,147,040	869,962,540	0	25,000,000	42,007,423	9,177,076
Sep-21	947,518,783	871,247,892	0	25,000,000	42,077,757	9,193,134
Aug-21	948,788,748	866,999,482	25,000,000	0	47,581,302	9,207,964
Jul-21	957,091,049	893,171,452	0	0	47,659,562	16,260,035
Jun-21	958,452,939	894,428,614	0	0	56,982,097	7,042,229
May-21	959,712,227	832,798,628	62,792,456	0	57,074,378	7,046,765
Apr-21	961,064,198	808,940,324	87,898,764	0	57,173,455	7,051,655
Mar-21	962,313,274	809,994,920	0	62,997,212	82,264,992	7,056,151
Feb-21	963,851,343	811,294,101	0	0	145,495,491	7,061,751
Jan-21	977,351,023	824,600,943	0	34,315,985	111,367,892	7,066,203
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	302680010	41,871,220.66	43,193,040.30	65,300,000.00	06/23/21	307,627.73	0.06000	12/31/20	10/01/24	I/O
13	883100295	25,000,000.00	25,000,000.00	42,900,000.00	06/21/21	1,188,921.50	2.39000	06/30/21	09/06/24	I/O
36	302850036	8,676,202.74	8,676,202.74	15,000,000.00	08/04/14	582,011.33	0.81000	06/30/21	10/05/24	213
38	883100315	9,145,948.54	9,360,037.47	7,600,000.00	10/29/21	77,392.38	0.50000	03/31/21	11/06/24	I/O
44	302850044	7,391,912.05	7,391,912.05	12,000,000.00	08/19/14	211,989.20	0.83000	06/30/21	10/05/24	273
52	28000542	5,382,053.95	5,382,053.95	8,800,000.00	07/07/21	390,785.80	1.82000	06/30/21	10/06/24	214
Totals		97,467,337.94	99,003,246.51	151,600,000.00		2,758,727.94

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	302680010	LO	TX	05/18/20	13
	Loan transferred for Imminent Monetary Default at Borrower's request as a result of the COVID-19 pandemic. Borrower filed BK11. SS is evaluating all options .

13	883100295	MU	NY	06/02/20	9

Loan transferred for Monetary Default as a result of the Covid-19 pandemic. Borrower has requested consent to a replacement guarantor due to the death of original guarantor. Special Servicer awaiting information from Borrower to process the

	request.

36	302850036	LO	AR	04/15/20	13

Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Lender is documenting a retroactive equity transfer. Borrower intends to keep the loan current. Special Servicer discovered

	additional debt in the name of the Borrower. Negotiations remain ongoing, and Special Servicer is evaluating options.

38	883100315	RT	IL	05/21/20	7

Lender successfully closed a Deed-in-Lieu of Foreclosure for the property as of 6/3/2021. Special Servicer is pursuing a leasing strategy to stabilize the asset prior to marketing for sale. Disposition expected by 6/30/23.

44	302850044	OF	LA	07/13/20	13

Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. Lender has addresses leasing matters with the borrower and is evaluating the collateral in order to determine next steps.

52	28000542	LO	FL	05/18/20	9

Loan was transferred for Imminent Default as a result of the Covid-19 pandemic. The Borrower and third party consultant have provided a signed PNL and the requested due diligence. The Borrower remitted funds to reinstate the loan in late

	August 2021. The loan is in the process of being returned to the master servicer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
49	302850049 10/19/20	6,027,612.51	2,900,000.00	2,460,297.16	1,264,946.47	2,460,297.16	1,195,350.69	4,832,261.82	0.00	(6,925.62)	4,839,187.44	69.13%
54	695100376 08/17/21	4,361,798.75	1,800,000.00	1,293,559.00	1,293,559.00	1,293,559.00	0.00	4,361,798.75	0.00	0.00	4,361,798.75	79.30%
59	28000548 01/17/20	4,102,907.67	2,950,000.00	1,438,824.26	620,797.02	1,438,824.26	818,027.24	3,284,880.43	84,368.52	195,296.35	3,089,584.08	68.96%
63	695100392 08/17/21	2,675,500.58	1,200,000.00	1,673,405.66	472,005.59	1,673,405.66	1,201,400.07	1,474,100.51	0.00	0.00	1,474,100.51	49.13%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		17,167,819.51	8,850,000.00	6,866,086.08	3,651,308.08	6,866,086.08	3,214,778.00	13,953,041.51	84,368.52	188,370.73	13,764,670.78

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/18/20	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00	3,284,880.43
		01/17/20	0.00	0.00	0.00	(3,284,880.43)	0.00	3,284,880.43	0.00	0.00
49	302850049	11/18/20	0.00	0.00	4,839,187.44	0.00	0.00	6,925.62	0.00	0.00	4,839,187.44
		10/19/20	0.00	0.00	4,832,261.82	0.00	0.00	4,832,261.82	0.00	0.00
54	695100376	08/17/21	0.00	0.00	4,361,798.75	0.00	0.00	4,361,798.75	0.00	0.00	4,361,798.75
59	28000548	12/17/21	0.00	0.00	3,089,584.08	0.00	0.00	(84,368.52)	0.00	0.00	3,089,584.08
		10/19/20	0.00	0.00	3,173,952.60	0.00	0.00	1,650.00	0.00	0.00
		09/17/20	0.00	0.00	3,172,302.60	0.00	0.00	8,775.50	0.00	0.00
		05/15/20	0.00	0.00	3,163,527.10	0.00	0.00	(116,677.10)	0.00	0.00
		02/18/20	0.00	0.00	3,280,204.20	0.00	0.00	(4,676.23)	0.00	0.00
		01/17/20	0.00	0.00	3,284,880.43	0.00	0.00	3,284,880.43	0.00	0.00
63	695100392	08/17/21	0.00	0.00	1,474,100.51	0.00	0.00	1,474,100.51	0.00	0.00	1,474,100.51
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(84,368.52)	0.00	0.00	(84,368.52)
Cumulative Totals			0.00	0.02	13,764,670.78	(3,284,880.43)	0.00	17,049,551.21	0.00	0.00	17,049,551.21

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	3,311.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	8,737.93	0.00	0.00	50,056.13	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,208.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	12,437.59	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	375.57	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,446.26	0.00	3,687.28	62,493.72	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		90,627.26

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29